RELATED PARTY TRANSACTIONS - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Lessee's incremental borrowing rate applied to lease liabilities (in percent)	5.14%
Lease liabilities, repayment term	5 years